Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						$ 0	$ 0
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							0
Adjustment on adoption of changes | Accounting Standards Update 2016-02 [Member]							0
Outstanding number of shares: Balance at beginning of year (in shares) at Dec. 31, 2016		105,965,192
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		36,232,505
Repurchases of shares (in shares)		0
Distribution of treasury shares (in shares)		0
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2017		142,197,697
Balance at beginning of year at Dec. 31, 2016		$ 5,299	$ 0	$ 201,864	$ 1,378,824	2,287	(349,555)
Increase (decrease) in Equity [Roll Forward]
Shares issued		1,812		252,254
Repurchases of shares			0
Distribution of treasury shares			0				0
Stock option expense				576
Reclassified to contributed surplus				0
Distributions to shareholders					0
Reclassified from additional paid in capital					0
Other comprehensive income, net	$ 3,036					3,036
Net (loss) income							(2,348)
Balance at end of year at Dec. 31, 2017	$ 1,494,049	$ 7,111	0	454,694	1,378,824	5,323	(351,903)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						(5,323)	5,323
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							(5,698)
Adjustment on adoption of changes | Accounting Standards Update 2016-02 [Member]							0
Shares issued (in shares)		2,075,000
Repurchases of shares (in shares)		(445,000)
Distribution of treasury shares (in shares)		0
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2018	143,827,697	143,827,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 104		17,540
Repurchases of shares			(2,643)
Distribution of treasury shares			0				0
Stock option expense				537
Reclassified to contributed surplus				(472,538)
Distributions to shareholders					(64,912)
Reclassified from additional paid in capital					472,538
Other comprehensive income, net	$ 0					0
Net (loss) income							84,535
Balance at end of year at Dec. 31, 2018	$ 1,523,512	$ 7,215	(2,643)	233	1,786,451	0	(267,744)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						0	0
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							0
Adjustment on adoption of changes | Accounting Standards Update 2016-02 [Member]							2,485
Shares issued (in shares)		0
Repurchases of shares (in shares)		(855,000)
Distribution of treasury shares (in shares)	305,000	305,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2019	143,277,697	143,277,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares			(4,756)
Distribution of treasury shares			1,730				(634)
Stock option expense				482
Reclassified to contributed surplus				0
Distributions to shareholders					(46,617)
Reclassified from additional paid in capital					0
Other comprehensive income, net	$ 0					0
Net (loss) income							37,189
Balance at end of year at Dec. 31, 2019	$ 1,513,391	$ 7,215	$ (5,669)	$ 715	$ 1,739,834	$ 0	$ (228,704)